Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2019
Accumulated other comprehensive income
25 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2019 (CHF million)
Balance at beginning of period	(58)	(13,573)	9	(350)	(8)	(860)	(14,840)
Increase/(decrease)	65	(990)	21	(42)	0	(1,931)	(2,877)
Reclassification adjustments, included in net income/(loss)	21	3	0	17	1	193	235
Cumulative effect of accounting changes, net of tax [1]	0	0	0	(42)	0	(22)	(64)
Total increase/(decrease)	86	(987)	21	(67)	1	(1,760)	(2,706)
Balance at end of period	28	(14,560)	30	(417)	(7)	(2,620)	(17,546)
2018 (CHF million)
Balance at beginning of period	(51)	(13,248)	48	(381)	2	(2,302)	(15,932)
Increase/(decrease)	(115)	(344)	(11)	(18)	(10)	1,394	896
Reclassification adjustments, included in net income/(loss)	108	19	(7)	49	0	48	217
Cumulative effect of accounting changes, net of tax	0	0	(21)	0	0	0	(21)
Total increase/(decrease)	(7)	(325)	(39)	31	(10)	1,442	1,092
Balance at end of period	(58)	(13,573)	9	(350)	(8)	(860)	(14,840)
2017 (CHF million)
Balance at beginning of period	(16)	(12,269)	61	(402)	2	(618)	(13,242)
Increase/(decrease)	(61)	(1,009)	(13)	(40)	0	(1,716)	(2,839)
Reclassification adjustments, included in net income/(loss)	26	30	0	61	0	32	149
Total increase/(decrease)	(35)	(979)	(13)	21	0	(1,684)	(2,690)
Balance at end of period	(51)	(13,248)	48	(381)	2	(2,302)	(15,932)
1 Reflects the reclassification from AOCI to retained earnings as a result of the adoption of ASU 2018-02. Refer to "Note 2 - Recently issued accounting standards" for further information.
> Refer to “Note 27 – Tax” and “Note 30 – Pension and other post-retirement benefits” for income tax expense/(benefit) on the movements of accumulated other comprehensive income/(loss).
Details of significant reclassification adjustments
in	2019	2018	2017
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	3	19	30
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	22	55	68
Tax expense/(benefit)	(5)	(6)	(7)
Net of tax	17	49	61
1
Includes net releases of CHF 21 million on the liquidation of Credit Suisse Securities (Johannesburg) Proprietary Limited in 2018 and net releases of CHF 23 million on the sale of Credit Suisse (Monaco) S.A.M. in 2017. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 30 – Pension and other post-retirement benefits" for further information.